CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Jun. 30, 2016
Current assets:
Cash and cash equivalents	$ 122	$ 537
Marketable securities	0	2,495
Accounts receivable (net of allowance for doubtful accounts of $20 at December 31, 2016 and June 30, 2016)	742	307
Prepaid expenses	72	226
Other receivables	50	114
Other current assets	179	110
Current assets of discontinued operations	20	39
Total current assets	1,185	3,828
Restricted cash	498	440
Property & equipment, net	1,260	1,414
Intangible assets, net	9,573	5,339
Goodwill	18,859	11,270
Other assets	432	748
Total assets	31,807	23,039
Current liabilities:
Accounts payable and accrued expenses	8,901	11,625
Deferred revenue	682	637
Current portion of loans payable and conversion feature, net	10,794	8,996
Accounts payable and accrued expenses	2,703
Current liabilities of discontinued operations		2,851
Total current liabilities	23,080	24,109
Loans payable, less current portion	0	19,716
Deferred revenue	3,446	3,429
Deferred tax liability	102	0
Common stock warrant liability	420	10
Other long-term liabilities	901	951
Total liabilities	27,949	48,215
Commitments and contingencies
Stockholders' equity/(deficit):
Common stock, $0.001 par value: authorized 300,000,000 shares, issued and outstanding 3,244,275 and 3,023,753 shares as of December 31, 2016 and June 30, 2016, respectively	3	3
Additional paid-in-capital	411,075	409,765
Treasury stock, 10,758 shares at December 31, 2016 and June 30, 2016	(11,916)	(11,916)
Accumulated deficit	(438,280)	(428,380)
Accumulated other comprehensive income	0	(361)
Non-controlling interest	469	773
Total stockholders' equity/(deficit)	3,858	(25,176)
Total liabilities and stockholders' equity/(deficit)	31,807	23,039
Series A Convertible Redeemable Preferred Stock
Current liabilities:
Series A Convertible Redeemable Preferred Stock, $1,000 stated value, authorized 100,000 shares, issued and outstanding -0- shares as of December 31, 2016 and June 30, 2016	0	0
Series B Convertible Preferred Stock
Stockholders' equity/(deficit):
Preferred stock	0	0
Series C Convertible Redeemable Preferred Stock
Stockholders' equity/(deficit):
Preferred stock	34,907	4,940
Series D Preferred Stock
Stockholders' equity/(deficit):
Preferred stock	0	0
Series E Convertible Preferred Stock
Stockholders' equity/(deficit):
Preferred stock	$ 7,600	$ 0